Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Expense
Income Tax Expense

Note 13 Income Tax Expense

Material accounting policy - taxes

Deferred tax is recognized on all temporary differences that arise between the tax value of assets and liabilities and their carrying amounts. Temporary differences attributable to participations in Group companies is not recognized, since it is unlikely that such a reversal will take place in the foreseeable future.

The valuation of deferred tax is based on how the underlying assets or liabilities are expected to be realized or settled. Deferred tax is measured with the application of the tax rates and tax rules decided or announced on the closing date, and that are expected to apply when the deferred tax asset in question is realized or the deferred tax liability is settled. Deferred tax liabilities and deferred tax assets are offset as far as possible within the framework of local laws and regulations on taxation.

Significant accounting judgments, estimates and assumptions - loss carryforwards

The Group's tax losses carried forward have not been recognized as deferred tax assets in the statement of financial position as of December 31, 2022, except for such circumstances where there are future temporary differences that such losses can be used to offset. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized.

The Group has identified an uncertain tax position in relation to the ability to use tax loss carried forward in France due to transactions performed historically. The related tax losses carried forward has not been recognized as deferred tax assets in the consolidated statements of financial position.

	Year Ended December 31,
	2023	2022	2021
Current income taxes	(23,484)	(11,539)	(4,581)
Deferred tax	14,316	8,688	8,417
Income tax expense recognized in the consolidated statements of income	(9,168)	(2,851)	3,836

	Year Ended December 31,
Reconciliation of effective tax rate	2023	2022	2021
Accounting loss before income tax	(457,017)	(409,417)	(513,373)
Tax in accordance with applicable tax rate in Sweden 20.6%	94,145	84,340	105,755

Tax effect of:
Effect of other tax rates for foreign subsidiaries	(16,159)	(11,857)	11,481
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(68,074)	(64,150)	(101,785)
Non-deductible expenses	(22,406)	(11,184)	(11,615)
Non-taxable income	3,326	—	—
Income tax expense recognized in the consolidated statements of income	(9,168)	(2,851)	3,836

At the effective income tax rate	(2)%	(1)%	1%

In 2021, the Group has costs attributable to new share issue amounted to SEK 20,909, which are recognized directly against equity. These costs are deductible for tax purposes.

The Group has SEK 3,881,336 and SEK 3,562,440 of tax losses carried forward for which deferred tax assets have not been recognized in the statement of financial position as of December 31, 2023 and 2022, respectively. The tax losses carried forward are allocated between Sweden of SEK 1,772,890, France of SEK 1,209,163 and Switzerland of SEK 899,283, where the tax losses carried forward in Sweden and France may be carried forward indefinitely, but in Switzerland there is a time limit of seven years. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized or to the extent when there are temporary differences against which these will be able to be offset.